Subsequent Events - Business Combination (Details) - USD ($)	Aug. 09, 2022	Aug. 05, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Aggregate redemption amount		$ 96,192,551.15
Subsequent Events.
Subsequent Event [Line Items]
Aggregate redemption amount	$ 95,939,700
Business Combination Agreement | Subsequent Events.
Subsequent Event [Line Items]
Number of shares redeemed	9,593,970
Common stock, par value	$ 0.0001
Redemption price	$ 10.00
Aggregate redemption amount	$ 96,200,000
Net proceeds	5,300,000
Amount placed in escrow	23,900,000
Business Combination Agreement | Subsequent Events. | Secured Note
Subsequent Event [Line Items]
Proceeds from notes	29,400,000
Business Combination Agreement | Subsequent Events. | PIPE and Backstop Investors
Subsequent Event [Line Items]
Proceeds from notes	$ 5,000,000